UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-206847-07

Central Index Key Number of the issuing entity:     0001715846

Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-206847

Central Index Key Number of the depositor:     0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)
Bank of America, National Association
(Central Index Key Number 0001102113)
Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)
KeyBank National Association
(Central Index Key Number 0001089877)
Starwood Mortgage Funding III LLC
(Central Index Key Number 0001682532)
(Exact name of sponsor as specified in its charter)

Leland F. Bunch, III (646) 855-3953

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “October 3 Form ABS-EE”), filed with the Securities and Exchange Commission on October 3, 2017, with respect to Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34, Commercial Mortgage Pass-Through Certificates, Series 2017-C34. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the October 3 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 19, 2017

BANC OF AMERICA MERRILL LYNCH COMMERCIAL MORTGAGE INC.
(Depositor)

By:	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: Chief Executive Officer and President

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)